Subsequent Events	6 Months Ended
Jun. 30, 2025
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

19. SUBSEQUENT EVENTS

The Group has evaluated subsequent events through the date of issuance of the unaudited condensed consolidated financial statements. Except for the events disclosed elsewhere in the unaudited condensed financial statements and the following events with material financial impact on the Group’s unaudited condensed consolidated financial statement, no other subsequent event is identified that would have required adjustment or disclosure in the unaudited condensed consolidated financial statements.

On July 14, 2025 the Group and DiamiR Biosciences Corp. (“DiamiR”), have entered into a definitive agreement for an all-stock merger transaction, in which DiamiR will retain its name and become a wholly-owned subsidiary of Aptorum Group upon consummation of the merger. The combined company expects to remain listed on the Nasdaq Stock Market following the closing of the merger. Under the terms of the merger agreement and subject to stockholder approval, the Company will re-domicile to the state of Delaware prior to the closing of the merger (“Domestication”), and following the Domestication, acquire all of the outstanding capital stock of DiamiR in exchange for a number of shares of its common stock which will represent approximately 70% of the outstanding common stock of the Group, with the current equity holders of the Group retaining 30% of the common stock immediately following the consummation of the merger. The merger agreement has been approved by the boards of directors of both companies, and is subject to stockholder approval of both companies and other customary closing conditions. The proposed merger is expected to close in the fourth quarter 2025.

Concurrently with the execution of the Merger Agreement, DiamiR and Aptorum Therapeutics, entered into a management services agreement, pursuant to which, Aptorum Therapeutics shall pay a monthly service fee and reimburse expenses to DiamiR in exchange for the officers and employees of DiamiR providing services to Aptorum Therapeutics to develop a diagnostic test for early detection and monitoring of progression of glioblastoma until the earlier of the closing of the Merger or December 31, 2025. In addition, concurrently with the execution of the Merger Agreement, DiamiR, DiamiR LLC, a wholly owned subsidiary of DiamiR, the Company and Aptorum Therapeutics entered into an intellectual property license agreement (“Licensing Agreement”), pursuant to which DiamiR and DiamiR LLC shall license on a non-exclusive basis their respective intellectual properties to Aptorum Therapeutics in exchange for upfront and periodic payments and royalties until the earlier of the closing of the Merger or December 31, 2025. Ian Huen, the Group’s Chairman and CEO, who beneficially owns approximately 87% of the Group’s total voting power, signed a voting and support agreement simultaneously with the execution of the Merger Agreement, pursuant to which he agreed to vote in favor of the transactions contemplated in the Merger Agreement.